Property, Plant and Equipment	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
4.	Property, Plant and Equipment

Property, plant and equipment consisted of the following:

	December 31, 2021	December 31, 2020
	US$	US$
Buildings	9,552,700	9,329,585
Machinery and equipment	2,897,846	2,827,808
Motor vehicles	574,006	583,503
Electronic equipment	239,005	212,560
Office equipment	46,987	34,886
Inspection equipment	94,683	92,471
Construction in progress	657,880	-
Total	14,063,107	13,080,813
Less: accumulated depreciation	6,585,363	5,978,336
Property and equipment, net	7,477,744	7,102,477

Depreciation expense was $595,522, $497,238 and $481,062 for the years ended December 31, 2021, 2020 and 2019, respectively.

As of December 31, 2021 and 2020, the Company pledged buildings to secure bank borrowings to the Company as disclosed in Note 8.